Commissions and expenses	12 Months Ended
Dec. 31, 2021
Statement [LineItems]
Commissions and expenses
14 Commissions and expenses

	2021	2020	2019

Commissions	2,562	2,283	2,423

Employee expenses	1,897	1,995	2,149

Administration expenses	1,581	1,593	1,537

Deferred expenses	(1,160)	(741)	(832)

Amortization of deferred expenses	933	767	755

Amortization of VOBA and future servicing rights	171	87	120

Total	5,984	5,983	6,153

Included in administration expenses:

Depreciation of equipment, software and real estate held for own use	99	101	87

Employee expenses	2021	2020	2019

Salaries	1,300	1,316	1,321

Post-employment benefit costs	172	199	287

Social security charges	128	125	127

Other personnel costs	254	318	378

Shares	44	37	36

Total	1,897	1,995	2,149

Included in employee expenses:

Defined contribution expenses	35	36	43
Aegon expanded the dynamic hedge covering the equity and interest rate risks of its US Variable Annuities block with guaranteed minimum withdrawal benefits (GMWB) to the entire VA portfolio. Implementing the VA dynamic hedging program for variable annuities with interest sensitive guaranteed minimum income benefits (GMIBs) and guaranteed minimum death benefits (GMDBs) resulted in an EUR 350 million one-time charge, of which EUR 254 million is reported as “Amortization of deferred expenses” and EUR 96 million is reported as “Amortization of VOBA and future servicing rights”.
Long Term Incentive Plans
Selected senior employees within Aegon, who have not been classified as Material Risk Takers, can be made eligible for variable compensation, which is partially paid in cash and partially in Aegon shares. The grant price of these shares is equal to the volume weighted average price (VWAP) on the Euronext stock exchange in Amsterdam during the period between December 15 preceding the plan year and January 15 of the plan year. The actual allocation of variable compensation in cash and shares depends on Aegon’s performance, the employee’s unit performance and individual performance against predefined financial and non-financial performance indicators and targets, as well as the continued employment of the employee. Once variable compensation is allocated, the cash part is paid directly and the payment of the shares is deferred for two years. These shares are paid out as soon as the Integrated Annual Report has been adopted by the shareholders at the Annual General Meeting in the last deferral year. Employees are not eligible to receive dividend during the deferral period. In exceptional circumstances Aegon’s Supervisory Board can adjust variable compensation downwards before allocation or pay-out (malus) or after pay-out (claw back), after considering the outcomes of an ex-ante or ex-post risk assessment.
Variable Compensation Material Risk Takers
Members of the Executive Board and the Management Board as well as other senior employees are classified as Material Risk Takers in accordance with the Solvency II Legal Framework. In line with these rules, variable compensation for Material Risk Takers is partially paid in cash and partly in Aegon shares. The grant price of these shares is equal to the volume weighted average price (VWAP) on the Euronext stock exchange in Amsterdam during the period between December 15 preceding the plan year and January 15 of the plan year. The actual allocation of variable compensation in cash and shares depends on Aegon’s performance, the employee’s unit performance and individual performance against predefined financial and non-financial performance indicators and targets, as well as the continued employment of the employee. Once variable compensation is allocated, the cash part is paid directly and the payment of the shares is deferred for three years. These shares are paid out as soon as the Integrated Annual Report has been adopted by the shareholders at the Annual General Meeting in the last deferral year. Employees are not eligible to receive dividend during the deferral period. For the Members of the Executive Board, the paid-out shares are subject to an additional holding period of two years. During this holding period, the Executive Board member is not allowed to sell these shares. In exceptional circumstances Aegon’s Supervisory Board can adjust variable compensation downwards before allocation or pay-out (malus) or after pay-out (claw back), after considering the outcomes of an ex-ante or ex-post risk assessment.
Shares as Fixed Compensation
Selected members of the Management Board as well as other senior employees receive part of their fixed compensation in Aegon shares each pay round, next to receiving fixed compensation in cash. The grant price of these shares is equal to the volume weighted average price (VWAP) on the Euronext stock exchange in Amsterdam during the period between December 15 preceding the plan year and January 15 of the plan year. Once allocated these shares are unconditional and do not depend on the continued employment of the employee. These shares are either paid as soon as the Integrated Annual Report has been adopted by the shareholders at the next Annual General Meeting or the pay-out is deferred until the Integrated Annual Report has been adopted by the shareholders at the Annual General Meeting three years after the plan year. In the former case, these paid-out shares are subject to an additional holding period of three years, while in the latter case there is no holding period after pay-out. During the holding period (if applicable), the employee is not allowed to sell these shares. During the deferral period (if applicable), the employee is not eligible to receive dividend.
Shares as part of a Sign-on Arrangement
Employees may be offered a sign-on arrangement when joining Aegon, with payments in cash and Aegon shares, within the applicable rules and regulations. Once allocated, the sign-on shares depend on the continued employment of the employee. These shares are deferred and typically cliff-vest after one, two and three years after allocation as soon as the Integrated Annual Report has been adopted by the shareholders at the Annual General Meeting of that year. Employees are not eligible to receive dividend during the deferral period.
The following overview contains the cumulative number of shares and their status in relation to active Long Term Incentive Plans, variable compensation allocated to Material Risk Takers, shares allocated as fixed compensation and shares allocated as part of a sign-on arrangement.
Number of shares per plan year

	2017	2018	2019	2020	2021	Total

Conditionally granted 1)	6,722,418	6,513,984	7,378,113	8,381,086	9,449,451	38,445,052

Allocated 2)	7,461,564	6,123,546	6,761,360	6,522,324	-	26,868,794

1	The at target number of shares which were conditionally granted for the plan year.
2	The allocated number of shares based on the actual performance during the plan year.
Number of shares per plan year

	2017	2018	2019	2020	2021	Total
Unvested at January 1, 2020	6,516,995	5,663,455	8,330,014	-	-	20,510,464

Conditionally granted as variable compensation 1)	-	-	-	8,381,086	-	8,381,086

Allocated 2)	4,436	38,502	(616,753)	954,850	-	381,035

Forfeited	(55,039)	(199,587)	(94,970)	(17,644)	-	(367,240)

Vested	(2,604,178)	(250,819)	(277,523)	(66,526)	-	(3,199,046)
Unvested at December 31, 2020	3,862,214	5,251,551	7,340,768	9,251,766	-	25,706,299

Conditionally granted as variable compensation 1)	-	-	-	-	9,449,451	9,449,451

Allocated 2)	3,928	4,010	(29,388)	(1,858,762)	2,450,661	570,449

Forfeited	(92,665)	(205,734)	(254,543)	(174,128)	(4,729)	(731,799)

Vested	(3,773,477)	(2,037,774)	(259,858)	(221,441)	(69,851)	(6,362,401)
Unvested at December 31, 2021	-	3,012,053	6,796,979	6,997,435	11,825,532	28,631,999

Grant price (in EUR) 3)	5.246	5.405	4.162	4.083	3.2927

	4.040 to	4.143 to	2.741 to	1.794 to	1.625 to
Fair value of shares at grant date (in EUR) 4)	4.933	5.054	3.737	3.796	3.978

1	The at target number of shares which were conditionally granted as variable compensation for the plan year.
2
Shares allocated in the same year are a combination of shares allocated as fixed compensation and sign-on shares which have been allocated during that year (e.g. the 954,850 shares allocated during the calendar year 2020 in relation to the 2020 plan year). Shares allocated during a calendar year in relation to the previous plan year concerns the difference between the conditionally granted shares for that plan year and the actual number of shares which have been allocated (e.g. the 616,753 share correction during 2020 for the 2019 plan year). This number can therefore be positive or negative. Shares allocated during a calendar year in relation to earlier plan years are backdated corrections to the administration (e.g. during 2020 a correction of 38,502 shares was made to the 2018 plan year).

3
This is the volume weighted average price (VWAP) of Aegon on the Euronext Amsterdam stock exchange for the period December 15 to January 15. For instance for the 2021 plan year, this is the VWAP for the period December 15, 2020 to January 15, 2021.

4
These fair values are adjusted for expected dividend (for which the participants are not eligible during the deferral period) and for the impact of relative total shareholder return as performance indicator for variable compensation (where applicable).

Aegon applies a net settlement option for participants in order to meet their income tax obligations when their shares are paid out. This means that Aegon will not sell shares on the market, but hold these shares within Aegon and settle directly with the tax authorities in cash.
Refer to the Remuneration Report for detailed information on conditional shares granted to the Executive Board.

Aegon N.V [member]
Statement [LineItems]
Commissions and expenses	5 Commissions and expenses

	2021	2020

Employee expenses	84	86

Administration expenses	71	58

Cost sharing to group companies	(75)	(72)

Total	80	71